SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)
$60 million loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 60.0
7.75% senior unsecured sustainability-linked bonds due 2030
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.75%	7.75%
U.S. dollar floating rate debt		$ 150.0
Annual efficiency rating		0.02
Repurchase amount	$ 11.2
Unsecured sustainability linked bonds, principal amounts resold	$ 5.6